COMMITMENTS	12 Months Ended
Dec. 31, 2019
COMMITMENTS
COMMITMENTS

23.  COMMITMENTS

The Corporation has entered into long-term commitments to purchase services, tangible and intangible assets, and to pay licences and royalties. The minimum payments for the coming years are as follows:

2020	$266.0
2021 to 2024	480.3
2025 and thereafter	241.6